Table of Contents

      USAA Family of Funds                              1
      Message from the President                        2
      Investment Review                                 4
      Message from the Manager                          5
      Financial Information:
         Portfolio of Investments                       7
         Notes to Portfolio of Investments             15
         Statement of Assets and Liabilities           16
         Statement of Operations                       17
         Statements of Changes in Net Assets           18
         Notes to Financial Statements                 19



Important Information

Through our ongoing efforts to reduce expenses and respond to shareholder requests, your annual and semiannual report mailings are "streamlined." One copy of each report is sent to each address, rather than to every registered owner. For many shareholders and their families, this eliminates duplicate copies, saving paper and postage costs to the Fund.

If you are the primary shareholder on at least one account, prefer not to participate in streamlining, and would like to continue receiving one report per registered account owner, you may request this in writing to:

            USAA Investment Management Company
            Attn: Report Mail
            9800 Fredericksburg Road
            San Antonio, TX 78284-8916

or phone a Mutual Fund Representative at 1-800-531-8448 during business hours.

This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the USAA Growth Fund, managed by USAA Investment Management Company (IMCO). It may be used as sales literature only when preceded or accompanied by a current prospectus which gives further details about the Fund.

USAA with the eagle is registered in the U.S. Patent & Trademark Office. (Copyright)1999, USAA. All rights reserved.










USAA Family of Funds Summary

         Fund                                             Minimum
       Type/Name                     Volatility          Investment*
       ---------                     ----------          ----------

 CAPITAL APPRECIATION
===============================================================================
 Aggressive Growth                 Very high               $3,000
 Emerging Markets(1)               Very high               $3,000
 First Start Growth                Moderate to high        $3,000
 Gold(1)                           Very high               $3,000
 Growth                            Moderate to high        $3,000
 Growth & Income                   Moderate                $3,000
 International(1)                  Moderate to high        $3,000
 S&P 500 (Registered
  Trademark) Index(2)              Moderate                $3,000
 Science & Technology(5)           Very high               $3,000
 World Growth(1)                   Moderate to high        $3,000

 ASSET ALLOCATION
===============================================================================
 Balanced Strategy(1)              Moderate                $3,000
 Cornerstone Strategy(1)           Moderate                $3,000
 Growth and Tax
  Strategy(3)                      Moderate                $3,000
 Growth Strategy(1)                Moderate to high        $3,000
 Income Strategy                   Low to moderate         $3,000

 INCOME - TAXABLE
===============================================================================
 GNMA                              Low to moderate         $3,000
 Income                            Moderate                $3,000
 Income Stock                      Moderate                $3,000
 Short-Term Bond                   Low                     $3,000

 INCOME - TAX EXEMPT
===============================================================================
 Long-Term(3)                      Moderate                $3,000
 Intermediate-Term(3)              Low to moderate         $3,000
 Short-Term(3)                     Low                     $3,000
 State Bond Income(3)**            Moderate                $3,000

 MONEY MARKET
===============================================================================
 Money Market(4)                   Very low                $3,000
 Tax Exempt
  Money Market(3),(4)              Very low                $3,000
 Treasury Money
  Market Trust(4)                  Very low                $3,000
 State Money Market(3),(4)**       Very low                $3,000

(1) Foreign investing is subject to additional risks, which are discussed in the funds' prospectuses.

(2) S&P 500 (Registered Trademark) is a trademark of The McGraw-Hill Companies, Inc. and has been licensed for use. The Product is not sponsored, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the Product.

(3) Some income may be subject to state or local taxes or the federal alternative minimum tax.

(4) An investment in a money market fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund.

(5) This Fund may be more volatile than a fund that diversifies across many industries.

 * The InveStart (Registered Trademark) program is available for investors without the $3,000 initial investment required to open an IMCO mutual fund account. A mutual fund account can be opened with no initial investment if you elect to have monthly automatic investments of at least $50 from a bank account. InveStart is not available on tax-exempt funds or the S&P 500 Index Fund. The minimum initial investment for IRAs is $250, except for the $2,000 minimum required for the S&P 500 Index Fund. IRAs are not available for tax-exempt funds. The Growth and Tax Strategy Fund is not available as an investment for your IRA because the majority of its income is tax exempt.

** California, Florida, New York, Texas, and Virginia funds available to residents only.

Non-deposit investment products are not insured by the FDIC, are not deposits or other obligations of, or guaranteed by, USAA Federal Savings Bank, and are subject to investment risks, and may lose value.

For more complete information about the mutual funds managed and distributed by USAA Investment Management Company, including charges and operating expenses, please call 1-800-531-8181 for a prospectus. Read it carefully before you invest.








Message from the President

[PHOTOGRAPH OF PRESIDENT AND VICE CHAIRMAN OF THE BOARD, MICHAEL J.C. ROTH, CFA, APPEARS HERE]

Over the past four years I have written many times of our grandchildren. As of December 4, 1998, we have five. Adam Roth Bethel was born to my daughter, Marnie, and her husband, Jeff, in Austin, Texas. The best news is that I think he's incredibly handsome and Jeff's mother thinks he looks like me. As do his four cousins, Adam has an InveStart (Registered Trademark)-type account that we've set up. His is in the USAA First Start Growth Fund. Adam is, of course, extremely bright. I am sure that in years to come he will enjoy learning about investments through the USAA First Start Program.

Adam's cousins' accounts with us are in four other USAA funds. The oldest of these accounts is now over four years old and belongs to Karl Joseph Marbach. When I last checked, its balance was over $4,600. The account is in the Income Stock Fund and, thus, is subject to all the risks of stocks. Indeed, its value dropped last August when the stock market declined sharply. But it nevertheless demonstrates the positive aspects of this kind of investment plan.

My wife and I decided to help with our grandchildren's education. Our monthly contributions have been the main driver behind Karl's account and those of his cousins. There will no doubt be future market declines, as there will be market advances. And Karl's parents no doubt add to this fund on occasion. But the key thing is that we are providing a systematic plan of adding to this investment for Karl's higher education. I'll bet such a plan will work for Adam as well.

Sincerely,

Michael J.C. Roth, CFA
President and
Vice Chairman of the Board


Systematic investment plans do not assure a profit or protect against loss in declining markets.

The USAA Income Stock Fund's average annual total returns for the 1-, 5-, and 10-year periods ending January 31, 1999, were 10.68%, 15.31%, and 14.44%, respectively.

Past performance is no guarantee of future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

For more complete information about the mutual funds managed and distributed by USAA Investment Management Company, including charges and operating expenses, please call for a prospectus. Read it carefully before investing.









Investment Review

USAA GROWTH FUND

OBJECTIVE: Long-term growth of capital with secondary objectives of regular income and conservation of principal.

TYPES OF INVESTMENTS: Primarily common stocks.


--------------------------------------------------------------------------------
                                           7/31/98               1/31/99
--------------------------------------------------------------------------------
  Net Assets                           $1,403.6 Million     $1,636.0 Million
  Net Asset Value Per Share                 $20.04               $23.45
--------------------------------------------------------------------------------




--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/99
--------------------------------------------------------------------------------
  7/31/98 to 1/31/99          1 Year           5 Years          10 Years
        21.90%(+)             35.49%           18.11%            15.66%
--------------------------------------------------------------------------------


(+) Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions. No adjustment has been made for taxes payable by shareholders on their reinvested income dividends and capital gain distributions. The performance data quoted represent past performance and are not an indication of future results. Investment return and principal value of an investment will fluctuate, and an investors shares, when redeemed, may be worth more or less than their original cost.










CUMULATIVE PERFORMANCE COMPARISON

A chart in the form of a line graph appears here, illustrating the comparison of a $10,000 hypothetical investment in the USAA Growth Fund, the S&P 500 Index, and the Lipper Growth Funds Average for the period of 01/31/89 through 01/31/99. The data points from the graph are as follows:


                   USAA                            Lipper Growth
                Growth Fund      S&P 500 Index     Funds Average
                -----------     --------------     -------------

01/89            $10,000           $10,000          $10,000
07/89             11,748            11,837           11,741
01/90             11,478            11,443           11,202
07/90             12,511            12,603           12,415
01/91             12,604            12,401           12,292
07/91             13,864            14,208           14,195
01/92             15,286            15,209           15,910
07/92             15,704            16,022           15,810
01/93             17,309            16,816           17,429
07/93             17,512            17,417           17,885
01/94             18,643            18,977           19,955
07/94             18,250            18,314           18,760
01/95             19,784            19,077           19,099
07/95             23,078            23,089           23,553
01/96             25,690            26,443           25,598
07/96             25,949            26,911           25,851
01/97             30,877            33,405           31,478
07/97             36,972            40,934           37,263
01/98             31,630            42,391           37,754
07/98             35,156            48,837           42,110
01/99             42,856            56,173           47,630

Data from 1/31/89 through 1/31/99


The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Growth Fund to the S&P 500 Index and the Lipper Growth Funds Average, an average performance level of all growth funds, as reported by Lipper Analytical Services, Inc., an independent organization that monitors the performance of mutual funds. The S&P 500 Index is an unmanaged index representing the weighted average performance of a group of 500 widely held, publicly traded stocks. It is not possible to invest directly in the S&P 500 Index.












Message from the Manager

[PHOTOGRAPH OF PORTFOLIO MANAGER, DAVID G. PARSONS, CFA, APPEARS HERE]

STRATEGY
The dominant philosophy of the Fund is to buy out-of-favor and undervalued growth stocks. However, at certain times it may be difficult to find a sufficient diversity of such stocks. On those occasions, a portion of the Fund's assets will be invested in traditional large capitalization growth companies.

Generally, we are opportunistic stock buyers. We cannot create out-of-favor, undervalued growth situations. The market has to create them for us. Our policy is to maintain a well-diversified portfolio and simply await compelling opportunities.

One such opportunity was presented in the fall of 1998 in the financial sector. In the wake of Russia's de facto default on its external debt, the stock prices of many banks, consumer finance, investment management and brokerage companies fell sharply. We thought the market's action was overdone and purchased several of these companies which have since generally performed well:

               - Citicorp                   - Bank of Boston
               - Merrill Lynch              - Household International
                            - Morgan Stanley Dean Witter

In any given year, similar opportunities almost invariably arise. It is incumbent upon us to have the patience to wait for them.


PERFORMANCE
For the six-month period ending January 31, 1999, the return of the Growth Fund was 21.9%. This compares favorably with the returns of the S&P 500 Index and the average of the Lipper Growth funds category,(1) which were 15.02% and 13.23% respectively.(2) Technology, healthcare, and consumer staple stocks generally performed well. Financials, particularly in the first half of the period, were weak.


See page 7 for a complete listing of the Portfolio of Investments.

(1) Lipper Analytical Services, Inc. is an independent organization that monitors the performance of mutual funds.

(2) Past performance is no guarantee of future results and the value of your investment may vary according to the Fund's performance.




----------------------------------     -----------------------------------
     TOP 10 EQUITY HOLDINGS                      TOP 10 INDUSTRIES
       (% OF NET ASSETS)                         (% ON NET ASSETS)
----------------------------------     -----------------------------------
Amgen                         3.5       Drugs                         7.0
General Electric              2.7       Computer Software & Service   6.1
Merck & Co.                   2.7       Healthcare-Diversified        4.9
Cadbury Schweppes plc ADR     2.6       Computer-Networking           4.8
Intel                         2.5       Computer-Hardware             4.7
Microsoft                     2.4       Biotechnology                 4.6
Pharmacia & Upjohn            2.3       Electronics-Semiconductors    4.2
IBM                           2.1       Finance-Diversified           3.8
Johnson & Johnson             2.1       Banks-Money Center            3.7
Cisco Systems                 2.0       Beverages-Nonalcoholic        3.5
----------------------------------     -----------------------------------

See page 7 for a complete listing of the Portfolio of Investments.












USAA GROWTH FUND
PORTFOLIO OF INVESTMENTS

January 31, 1999
(Unaudited)

                                                                         Market
  Number                                                                 Value
 of Shares              Security                                         (000)
--------------------------------------------------------------------------------

                  COMMON STOCKS (99.2%)
            Aerospace/Defense (0.6%)
  289,100   Boeing Co.                                               $    9,992
--------------------------------------------------------------------------------
            Agricultural Products (0.1%)
   60,000   Pioneer Hi-Bred International, Inc.                           1,699
--------------------------------------------------------------------------------
            Air Freight (0.5%)
   97,080   FDX Corp.*                                                    7,930
--------------------------------------------------------------------------------
            Airlines (0.9%)
  550,000   Southwest Airlines Co.                                       14,781
--------------------------------------------------------------------------------
            Aluminum (0.3%)
   65,000   Alcoa, Inc.                                                   5,436
--------------------------------------------------------------------------------
            Auto Parts (0.2%)
   75,000   Dana Corp.                                                    3,084
--------------------------------------------------------------------------------
            Banks - Major Regional (3.3%)
   80,000   Bank Of New York Co., Inc.                                    2,840
  191,910   Bank One Corp.                                               10,051
  125,000   BankBoston Corp.                                              4,617
  148,000   Fleet Financial Group, Inc.                                   6,558
  129,000   National City Corp.                                           9,167
   86,000   PNC Bank Corp.                                                4,402
   80,000   U.S. Bancorp                                                  2,695
  399,300   Wells Fargo & Co.                                            13,951
--------------------------------------------------------------------------------
                                                                         54,281
--------------------------------------------------------------------------------
            Banks - Money Center (3.7%)
  301,755   BankAmerica Corp.                                            20,180
   33,000   Bankers Trust Corp.                                           2,871
  500,050   Citigroup, Inc.                                              28,034
  167,000   First Union Corp.                                             8,788
--------------------------------------------------------------------------------
                                                                         59,873
--------------------------------------------------------------------------------
            Beverages - Alcoholic (1.3%)
  293,400   Anheuser-Busch Companies, Inc.                               20,740
--------------------------------------------------------------------------------
            Beverages - Nonalcoholic (3.5%)
  660,704   Cadbury Schweppes plc ADR                                    42,202
  400,000   PepsiCo, Inc.                                                15,625
--------------------------------------------------------------------------------
                                                                         57,827
--------------------------------------------------------------------------------
            Biotechnology (4.6%)
  450,000   Amgen, Inc.*                                                 57,516
  126,000   Biogen, Inc.*                                                12,379
   75,000   Centocor, Inc.*                                               3,155
   50,000   Genzyme Corp.*                                                2,725
--------------------------------------------------------------------------------
                                                                         75,775
--------------------------------------------------------------------------------
            Broadcasting - Radio & TV (0.8%)
  318,800   CBS Corp.*                                                   10,839
   32,200   Clear Channel Communications, Inc.*                           1,993
--------------------------------------------------------------------------------
                                                                         12,832
--------------------------------------------------------------------------------
            Chemicals (1.3%)
  125,000   Air Products & Chemicals, Inc.                                4,203
  175,000   Du Pont (E. I.) De Nemours & Co.                              8,958
  100,000   Monsanto Co.                                                  4,756
   75,000   Praxair, Inc.                                                 2,424
--------------------------------------------------------------------------------
                                                                         20,341
--------------------------------------------------------------------------------
            Chemicals - Diversified (0.2%)
   60,000   PPG Industries, Inc.                                          3,225
--------------------------------------------------------------------------------
            Communication Equipment (2.0%)
   75,000   Motorola, Inc.                                                5,419
  430,000   Northern Telecom Ltd.                                        27,144
--------------------------------------------------------------------------------
                                                                         32,563
--------------------------------------------------------------------------------
            Computer - Hardware (4.7%)
  500,000   Compaq Computer Corp.                                        23,813
  205,000   Hewlett-Packard Co.                                          16,067
  190,000   IBM Corp.                                                    34,817
  111,500   Micron Electronics, Inc.*                                     1,714
--------------------------------------------------------------------------------
                                                                         76,411
--------------------------------------------------------------------------------
            Computer - Networking (4.8%)
  275,000   3Com Corp.*                                                  12,925
  360,000   Ascend Communications, Inc.*                                 31,432
  300,000   Cisco Systems, Inc.*                                         33,469
--------------------------------------------------------------------------------
                                                                         77,826
--------------------------------------------------------------------------------
            Computer - Peripherals (0.8%)
  183,500   Quantum Corp.*                                                4,392
  207,500   Seagate Technology, Inc.*                                     8,443
--------------------------------------------------------------------------------
                                                                         12,835
--------------------------------------------------------------------------------
            Computer Software & Service (6.1%)
  200,000   Computer Associates International, Inc.                      10,125
   50,800   Intuit, Inc.*                                                 4,623
  225,000   Microsoft Corp.*                                             39,375
    4,000   Momentum Business Applications, Inc.*                            45
  400,000   Oracle Corp.*                                                22,150
  200,000   Parametic Technology Corp.*                                   2,612
  200,000   PeopleSoft, Inc.*                                             3,962
  300,000   Synopsys, Inc.*                                              17,419
--------------------------------------------------------------------------------
                                                                        100,311
--------------------------------------------------------------------------------
            Containers - Paper (0.2%)
   75,000   Bemis, Inc.                                                   2,550
--------------------------------------------------------------------------------
            Distributions - Food/Health (0.2%)
   41,550   Cardinal Health, Inc.                                         3,072
--------------------------------------------------------------------------------
            Drugs (7.0%)
  100,000   Eli Lilly & Co.                                               9,369
  400,000   Ivax Corp.*                                                   5,425
  300,000   Merck & Co., Inc.                                            44,025
  200,000   Mylan Laboratories, Inc.                                      6,100
  100,000   Pfizer, Inc.                                                 12,863
  645,000   Pharmacia & Upjohn, Inc.                                     37,087
--------------------------------------------------------------------------------
                                                                        114,869
--------------------------------------------------------------------------------
            Electrical Equipment (2.7%)
  420,200   General Electric Co.                                         44,069
--------------------------------------------------------------------------------
            Electronics - Semiconductors (4.2%)
   75,000   Advanced Micro Devices, Inc.*                                 1,720
  285,000   Intel Corp.                                                  40,167
  153,400   Micron Technology, Inc.*                                     11,985
  150,000   Texas Instruments, Inc.                                      14,831
--------------------------------------------------------------------------------
                                                                         68,703
--------------------------------------------------------------------------------
            Entertainment (1.0%)
  132,600   Time Warner, Inc.                                             8,288
  233,400   Walt Disney Co.                                               7,702
--------------------------------------------------------------------------------
                                                                         15,990
--------------------------------------------------------------------------------
            Equipment - Semiconductors (2.5%)
  210,000   Applied Materials, Inc.*                                     13,269
  100,000   KLA-Tencor Corp.*                                             5,775
  107,400   Lam Research Corp.*                                           4,122
  130,500   Novellus Systems, Inc.*                                       9,543
  125,000   Teradyne, Inc.*                                               8,234
--------------------------------------------------------------------------------
                                                                         40,943
--------------------------------------------------------------------------------
            Finance - Consumer (1.0%)
  177,400   Associates First Capital Corp. "A"                            7,196
   75,000   Countrywide Credit Industries, Inc.                           3,563
   75,000   Household International, Inc.                                 3,295
  101,100   MBNA Corp.                                                    2,824
--------------------------------------------------------------------------------
                                                                         16,878
--------------------------------------------------------------------------------
            Finance - Diversified (3.5%)
   86,900   American Express Co.                                          8,940
   46,300   American General Corp.                                        3,302
  192,300   Fannie Mae                                                   14,014
  100,000   Federal Home Loan Mortgage Corp.                              6,200
   50,000   MBIA, Inc.                                                    3,278
   60,000   MGIC Investment Corp.                                         2,198
  162,400   Morgan Stanley, Dean Witter, Discover & Co.                  14,098
  120,000   SLM Holding Corp.                                             5,287
--------------------------------------------------------------------------------
                                                                         57,317
--------------------------------------------------------------------------------
            Foods (2.7%)
   85,000   Campbell Soup Co.                                             3,990
  200,000   ConAgra, Inc.                                                 6,500
  170,000   General Mills, Inc.                                          14,269
  120,000   Kellogg Co.                                                   4,905
  184,600   Sara Lee Corp.                                                4,707
  124,000   Unilever N V                                                  9,486
--------------------------------------------------------------------------------
                                                                         43,857
--------------------------------------------------------------------------------
            Gaming Companies (0.2%)
  130,000   International Game Technology                                 2,608
   70,000   Mirage Resorts, Inc.*                                         1,002
--------------------------------------------------------------------------------
                                                                          3,610
--------------------------------------------------------------------------------
            Healthcare - Diversified (4.9%)
  120,000   Abbott Laboratories                                           5,573
  300,000   American Home Products Corp.                                 17,606
  100,000   Bristol-Myers Squibb Co.                                     12,819
  400,000   Johnson & Johnson, Inc.                                      34,000
  150,000   Warner-Lambert Co.                                           10,828
--------------------------------------------------------------------------------
                                                                         80,826
--------------------------------------------------------------------------------
            Healthcare - HMOs (1.6%)
  265,300   Pacificare Health Systems, Inc. "A"*                         17,012
  218,000   United Healthcare Corp.                                       9,756
--------------------------------------------------------------------------------
                                                                         26,768
--------------------------------------------------------------------------------
            Healthcare - Specialized Services (0.3%)
   82,000   IMS Healthcare, Inc.                                          3,003
  200,000   PhyCor, Inc.*                                                 1,225
--------------------------------------------------------------------------------
                                                                          4,228
--------------------------------------------------------------------------------
            Hospitals (0.2%)
  100,000   Columbia/HCA Healthcare Corp.                                 1,813
   75,000   Tenet Healthcare Corp.*                                       1,556
--------------------------------------------------------------------------------
                                                                          3,369
--------------------------------------------------------------------------------
            Household Products (2.0%)
   33,600   Colgate-Palmolive Co.                                         2,703
  325,300   Kimberly-Clark Corp.                                         16,204
  154,600   Procter & Gamble Co.                                         14,049
--------------------------------------------------------------------------------
                                                                         32,956
--------------------------------------------------------------------------------
            Housewares (0.1%)
   42,000   Newell Co.                                                    1,746
--------------------------------------------------------------------------------
            Insurance Brokers (0.2%)
   46,350   Marsh & McLennan Cos., Inc.                                   2,914
--------------------------------------------------------------------------------
            Insurance - Life/Health (0.8%)
  126,700   Aetna, Inc.                                                  11,419
   75,000   Conseco, Inc.                                                 2,320
--------------------------------------------------------------------------------
                                                                         13,739
--------------------------------------------------------------------------------
            Insurance - Multi-Line Companies (0.9%)
  148,800   American International Group, Inc.                           15,317
--------------------------------------------------------------------------------
            Insurance - Property/Casualty (0.5%)
  181,200   Allstate Corp.                                                6,806
   14,900   Progressive Corp.                                             1,862
--------------------------------------------------------------------------------
                                                                          8,668
--------------------------------------------------------------------------------
            Investment Banks / Brokerage (0.8%)
  178,500   Merrill Lynch & Co., Inc.                                    13,566
--------------------------------------------------------------------------------
            Investment Management (0.4%)
  200,000   Franklin Resources, Inc.                                      6,700
--------------------------------------------------------------------------------
            Leisure Time (0.2%)
  105,000   Mattel, Inc.                                                  2,382
--------------------------------------------------------------------------------
            Lodging/Hotel (0.2%)
  100,000   Marriott International, Inc. "A"                              3,513
--------------------------------------------------------------------------------
            Machinery - Diversified (0.6%)
   75,000   Case Corp.                                                    1,420
  170,000   Deere & Co.                                                   5,536
   75,000   Dover Corp.                                                   2,330
--------------------------------------------------------------------------------
                                                                          9,286
--------------------------------------------------------------------------------
            Manufacturing - Diversified Industries (2.4%)
  175,000   AlliedSignal, Inc.                                            6,825
  191,200   Hillenbrand Industries, Inc.                                  8,986
  100,000   Minnesota Mining & Manufacturing Co.                          7,762
  212,549   Tyco International Ltd.                                      16,380
--------------------------------------------------------------------------------
                                                                         39,953
--------------------------------------------------------------------------------
            Manufacturing - Specialized (0.1%)
   75,000   Parker Hannifin Corp.                                         2,306
--------------------------------------------------------------------------------
            Medical Products & Supplies (1.6%)
  242,100   Bausch & Lomb, Inc.                                          14,859
  100,000   Boston Scientific Corp.*                                      2,444
   70,000   Medtronic, Inc.                                               5,578
  100,800   St. Jude Medical, Inc.*                                       2,627
--------------------------------------------------------------------------------
                                                                         25,508
--------------------------------------------------------------------------------
            Oil & Gas - Drilling/Equipment (0.3%)
   60,000   Halliburton Co.                                               1,781
   75,000   Schlumberger Ltd.                                             3,572
--------------------------------------------------------------------------------
                                                                          5,353
--------------------------------------------------------------------------------
            Personal Care (0.5%)
  132,600   Gillette Co.                                                  7,790
--------------------------------------------------------------------------------
            Photography - Imaging (0.8%)
  100,000   Eastman Kodak Co.                                             6,538
   53,000   Xerox Corp.                                                   6,572
--------------------------------------------------------------------------------
                                                                         13,110
--------------------------------------------------------------------------------
            Publishing/Newspapers (0.6%)
  100,000   Gannett, Inc.                                                 6,581
   50,000   Tribune Co.                                                   3,197
--------------------------------------------------------------------------------
                                                                          9,778
--------------------------------------------------------------------------------
            Restaurants (0.3%)
  150,000   Brinker International, Inc.*                                  4,125
--------------------------------------------------------------------------------
            Retail - Building Supplies (0.8%)
  200,000   Home Depot, Inc.                                             12,075
   50,000   Sherwin-Williams Co.                                          1,281
--------------------------------------------------------------------------------
                                                                         13,356
--------------------------------------------------------------------------------
            Retail - Drugs (0.4%)
  110,900   Walgreen Co.                                                  6,931
--------------------------------------------------------------------------------
            Retail - General Merchandising (1.9%)
   90,300   Dayton Hudson Corp.                                           5,757
  297,600   Wal-Mart Stores, Inc.                                        25,593
--------------------------------------------------------------------------------
                                                                         31,350
--------------------------------------------------------------------------------
            Retail - Specialty Apparel (0.5%)
  117,000   Gap, Inc.                                                     7,510
--------------------------------------------------------------------------------
            Savings & Loan Holding Co. (0.3%)
  120,350   Washington Mutual, Inc.                                       5,055
--------------------------------------------------------------------------------
            Services - Commercial & Consumer (0.5%)
  270,000   Cendant Corp.*                                                5,873
  140,500   Service Corp. International                                   2,230
--------------------------------------------------------------------------------
                                                                          8,103
--------------------------------------------------------------------------------
            Services - Data Processing (1.1%)
  450,000   First Data Corp.                                             17,241
--------------------------------------------------------------------------------
            Shoes (0.3%)
  100,000   Nike, Inc. "B"                                                4,575
--------------------------------------------------------------------------------
            Telecommunications - Cellular/Wireless (0.3%)
   53,100   Airtouch Communications, Inc.*                                5,127
--------------------------------------------------------------------------------
            Telecommunications - Long Distance (3.2%)
  310,000   AT&T Corp.                                                   28,133
  311,000   MCI WorldCom, Inc.*                                          24,802
--------------------------------------------------------------------------------
                                                                         52,935
--------------------------------------------------------------------------------
            Telephones (2.5%)
  218,000   Bell Atlantic Corp.                                          13,080
  267,200   BellSouth Corp.                                              11,924
  304,900   SBC Communications Corp.                                     16,464
--------------------------------------------------------------------------------
                                                                         41,468
--------------------------------------------------------------------------------
            Tobacco (2.0%)
  536,700   Philip Morris Cos., Inc.                                     25,225
  150,000   RJR Nabisco Holdings Corp.                                    4,050
  100,000   UST, Inc.                                                     3,150
--------------------------------------------------------------------------------
                                                                         32,425
--------------------------------------------------------------------------------
            Truckers (0.2%)
   75,000   CNF Transportation, Inc.                                      3,328
--------------------------------------------------------------------------------

            Total common stocks (cost: $1,189,128)                    1,622,925
--------------------------------------------------------------------------------


  Principal
   Amount
   (000)
------------

                  SHORT-TERM (0.3%)
            Commercial Paper
$   5,330   General Electric Capital Corp., 4.81%,
             2/01/1999 (cost: $5,328)                                     5,328
--------------------------------------------------------------------------------

            Total investments (cost: $1,194,456)                     $1,628,253
================================================================================










USAA GROWTH FUND
NOTES TO PORTFOLIO OF INVESTMENTS

January 31, 1999
(Unaudited)


GENERAL NOTES
Market values of securities are determined by procedures and practices discussed in note 1 to the financial statements.

The cost of securities for federal income tax purposes is approximately the same as that reported in the financial statements.

The percentages shown represent the percentage of the investments to net assets. Investments in foreign securities were 5.0% of net assets at January 31, 1999.

ADR - American Depositary Receipts are foreign shares held by a U.S. bank which issues a receipt evidencing ownership. Dividends are paid in U.S. dollars.


SPECIFIC NOTES
* Non-income producing.


See accompanying notes to financial statements.











USAA GROWTH FUND
STATEMENT OF ASSETS AND LIABILITIES
(IN THOUSANDS)

January 31, 1999
(Unaudited)


ASSETS
   Investments in securities, at market value
    (identified cost of $1,194,456)                                  $1,628,253
   Cash                                                                     224
   Receivables:
      Capital shares sold                                                   517
      Dividends and interest                                              1,195
      Securities sold                                                    12,624
                                                                     -----------
         Total assets                                                 1,642,813
                                                                     -----------
LIABILITIES
   Securities purchased                                                   4,699
   Capital shares redeemed                                                  784
   USAA Investment Management Company                                       998
   USAA Transfer Agency Company                                             239
   Accounts payable and accrued expenses                                    112
                                                                     -----------
         Total liabilities                                                6,832
                                                                     -----------
            Net assets applicable to capital shares outstanding      $1,635,981
                                                                     ===========
REPRESENTED BY:
   Paid-in capital                                                   $1,165,716
   Accumulated undistributed net investment income                         (113)
   Accumulated net realized gain on investments                          36,581
   Net unrealized appreciation of investments                           433,797
                                                                     -----------
            Net assets applicable to capital shares outstanding      $1,635,981
                                                                     ===========
   Capital shares outstanding                                            69,781
                                                                     ===========
   Authorized shares of $.01 par value                                  150,000
                                                                     ===========
   Net asset value, redemption price, and offering price per share   $    23.45
                                                                     ===========

See accompanying notes to financial statements.










USAA GROWTH FUND
STATEMENT OF OPERATIONS
(IN THOUSANDS)

Six-month period ended January 31, 1999
(Unaudited)


Net investment income:
   Income:
      Dividends (net of foreign taxes withheld of $16)                $   7,844
      Interest                                                              203
                                                                     -----------
         Total income                                                     8,047
                                                                     -----------
   Expenses:
      Management fees                                                     5,268
      Transfer agent's fees                                               1,272
      Custodian's fees                                                       95
      Postage                                                               136
      Shareholder reporting fees                                             36
      Directors' fees                                                         2
      Registration fees                                                      36
      Professional fees                                                      22
      Other                                                                  16
                                                                     -----------
         Total expenses                                                   6,883
                                                                     -----------
            Net investment income                                         1,164
                                                                     -----------
Net realized and unrealized gain on investments:
   Net realized gain                                                     48,828
   Change in net unrealized appreciation/depreciation                   242,824
                                                                     -----------
            Net realized and unrealized gain                            291,652
                                                                     -----------
Increase in net assets resulting from operations                      $ 292,816
                                                                     ===========

See accompanying notes to financial statements.









USAA GROWTH FUND
STATEMENTS OF CHANGES IN NET ASSETS
(IN THOUSANDS)

Six-month period ended January 31, 1999
and Year ended July 31, 1998
(Unaudited)

                                                        1/31/99       7/31/98
                                                     ---------------------------
From operations:
   Net investment income                              $    1,164    $      632
   Net realized gain on investments                       48,828       118,346
   Change in net unrealized appreciation/depreciation
      of investments                                     242,824      (211,504)
                                                     ---------------------------
      Increase (decrease) in net assets resulting
         from operations                                 292,816       (92,526)
                                                     ---------------------------
Distributions to shareholders from:
   Net investment income                                  (1,913)       (6,280)
                                                     ---------------------------
   Net realized gains                                    (51,220)     (159,478)
                                                     ---------------------------
From capital share transactions:
   Proceeds from shares sold                             111,344       203,201
   Shares issued for dividends reinvested                 52,132       163,214
   Cost of shares redeemed                              (170,751)     (354,815)
                                                     ---------------------------
      Increase (decrease) in net assets
         from capital share transactions                  (7,275)       11,600
                                                     ---------------------------
Net increase (decrease) in net assets                    232,408      (246,684)
Net assets:
   Beginning of period                                 1,403,573     1,650,257
                                                     ---------------------------
   End of period                                      $1,635,981    $1,403,573
                                                     ===========================
Undistributed net investment income included in
 net assets:
   End of period                                      $     (113)   $      636
                                                     ===========================
Change in shares outstanding:
   Shares sold                                             5,437        10,047
   Shares issued for dividends reinvested                  2,811         8,417
   Shares redeemed                                        (8,502)      (18,185)
                                                     ---------------------------
      Increase (decrease) in shares outstanding             (254)          279
                                                     ===========================

See accompanying notes to financial statements.









USAA GROWTH FUND
NOTES TO FINANCIAL STATEMENTS

January 31, 1999
(Unaudited)


(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
USAA MUTUAL FUND, INC. (the Company), registered under the Investment Company Act of 1940, as amended, is a diversified, open-end management investment company incorporated under the laws of Maryland consisting of ten separate funds. The information presented in this semiannual report pertains only to the USAA Growth Fund (the Fund). The Fund's primary investment objective is long-term growth of capital, with secondary objectives of regular income and conservation of principal. USAA Investment Management Company (the Manager) seeks to achieve the Fund's objectives by investing its assets primarily in common stocks or securities that are convertible into common stock.

A. Security valuation - The value of each security is determined (as of the close of trading on the New York Stock Exchange on each business day the Exchange is open) as set forth below:

1. Portfolio securities, except as otherwise noted, traded primarily on a domestic securities exchange are valued at the last sales price on that exchange.

2. Over-the-counter securities are priced at the last sales price or, if not available, at the average of the bid and asked prices.

3. Securities purchased with maturities of 60 days or less are stated at amortized cost which approximates market value.

4. Securities which cannot be valued by the methods set forth above, and all other assets, are valued in good faith at fair value, using methods determined by the Manager under the general supervision of the Board of Directors.

B. Federal taxes - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income or excise tax provision is required.

C. Investments in securities - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gain or loss from sales of investment securities is computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded on the accrual basis. Discounts and premiums on short-term securities are amortized over the life of the respective securities.

D. Use of estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.


(2) LINES OF CREDIT
The Fund participates with other USAA funds in three joint short-term revolving loan agreements totaling $850 million, two with USAA Capital Corporation (CAPCO), an affiliate of the Manager ($250 million committed and $500 million uncommitted), and one with NationsBank of Texas, N.A. ($100 million committed). The purpose of the agreements is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability under the CAPCO agreements, the Fund may borrow from CAPCO an amount under both agreements combined of up to 5% of the Fund's total assets at CAPCO's borrowing rate with no markup. Subject to availability under its agreement with NationsBank, the Fund may borrow from NationsBank an amount which, when added to outstanding borrowings under the CAPCO agreements, does not exceed 25% of the Fund's total assets at NationsBank's borrowing rate plus a markup. The Fund had no borrowings under any of these agreements during the six-month period ended January 31, 1999.


(3) DISTRIBUTIONS
Distributions of net investment income and realized gains from security transactions not offset by capital losses are made in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.


(4) INVESTMENT TRANSACTIONS
Cost of purchases and proceeds from sales of securities, excluding short-term securities, for the six-month period ended January 31, 1999 were $237.5 million and $306.9 million, respectively.

Gross unrealized appreciation and depreciation of investments as of January 31, 1999 was $466.1 million and $32.3 million, respectively.


(5) TRANSACTIONS WITH MANAGER
A. Management fees - USAA Investment Management Company carries out the Fund's investment policies and manages the Fund's portfolio. The Fund's management fees are computed at .75% of its annual average net assets.

B. Transfer agent's fees - USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services, an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $26 per shareholder account plus out-of-pocket expenses.

C. Underwriting services - The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best efforts basis. The Manager receives no commissions or fees for this service.

D. Brokerage services - USAA Brokerage Services, a discount brokerage service of the Manager, may execute portfolio transactions for the Fund. The amount of brokerage commissions paid to USAA Brokerage Services during the six-month period ended January 31, 1999 was $58,000.


(6) TRANSACTIONS WITH AFFILIATES
Certain directors and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated directors or Fund officers received any compensation from the Fund.


(7) YEAR 2000
Like other mutual funds, the Fund could be adversely affected if the computer systems used by the Manager and the Fund's other service providers are not able to perform their intended functions effectively after 1999 because of the inability of computer software to distinguish the year 2000 from the year 1900. The Manager is taking steps to address this potential year 2000 problem with respect to the computer systems that they use and to obtain satisfactory assurances that comparable steps are being taken by the Fund's other major service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Fund from this problem.


(8) FINANCIAL HIGHLIGHTS
Per share operating performance for a share outstanding throughout each period is as follows:

                                 Six-month                                                           Ten-month
                               Period Ended                                                         Period Ended
                                January 31,               Year Ended July 31,                          July 31,
                             ------------------------------------------------------------------------------------
                                   1999          1998          1997          1996          1995          1994
                             ------------------------------------------------------------------------------------
Net asset value at
   beginning of period        $    20.04    $    23.66    $    20.05    $    19.06    $    17.63    $    19.76
Net investment income                .01           .01           .24           .33           .26           .19
Net realized and
   unrealized gain (loss)           4.17         (1.31)         6.92          1.92          3.95          (.17)
Distributions from net
   investment income                (.03)         (.09)         (.34)         (.29)         (.27)         (.16)
Distributions of realized
   capital gains                    (.74)        (2.23)        (3.21)         (.97)        (2.51)        (1.99)
                             ------------------------------------------------------------------------------------
Net asset value at
   end of period              $    23.45    $    20.04    $    23.66    $    20.05    $    19.06    $    17.63
                             ====================================================================================
Total return (%) *                 21.90         (4.91)        42.48         12.44         26.46           .31
Net assets at end
   of period (000)            $1,635,981    $1,403,573    $1,650,257    $1,162,262    $  922,821    $  618,685
Ratio of expenses to
   average net assets (%)            .98(a)        .96           .97          1.01          1.04          1.04(a)
Ratio of net investment
   income (loss) to
   average net assets (%)            .17(a)        .04          1.28          1.70          1.63          1.33(a)
Portfolio turnover (%)             17.00         68.93         75.41         62.30         69.64        117.80


 * Assumes reinvestment of all dividend income and capital gain distributions during the period.
(a)Annualized. The ratio is not necessarily indicative of 12 months of operations.








DIRECTORS
Robert G. Davis, Chairman of the Board
Michael J.C. Roth, President and Vice Chairman of the Board
John W. Saunders, Jr., Vice President
Barbara B. Dreeben
Howard L. Freeman, Jr.
Robert L. Mason
Richard A. Zucker

INVESTMENT ADVISER, UNDERWRITER AND DISTRIBUTOR
USAA Investment Management Company
9800 Fredericksburg Road
San Antonio, Texas 78288

TRANSFER AGENT
USAA Shareholder Account Services
9800 Fredericksburg Road
San Antonio, Texas 78288

CUSTODIAN
State Street Bank and Trust Company
P.O. Box 1713
Boston, Massachusetts 02105

LEGAL COUNSEL
Goodwin, Procter & Hoar LLP
Exchange Place
Boston, Massachusetts 02109

INDEPENDENT AUDITORS
KPMG Peat Marwick LLP
112 East Pecan, Suite 2400
San Antonio, Texas 78205

Telephone Assistance Hours
Call toll free - Central Time
Monday - Friday 7:30 a.m. to 8:00 p.m.
Saturdays 8:30 a.m. to 5:00 p.m.

For Additional Information On Mutual Funds
1-800-531-8181, (in San Antonio) 456-7211
For account servicing, exchanges or redemptions
1-800-531-8448, (in San Antonio) 456-7202

Recorded Mutual Fund Price Quotes
24-Hour Service (from any phone)
1-800-531-8066, (in San Antonio) 498-8066

Mutual Fund USAA TouchLine(Service Mark)
(from Touchtone phones only)
For account balance, last transaction or fund prices
1-800-531-8777, (in San Antonio) 498-8777